Other Financial Instruments and Fair Value Measurements (Details 1) - USD ($) $ in Millions		Apr. 30, 2015	Apr. 30, 2014
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	$ 9.7	$ 12.0
Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	37.9	34.4
Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.8	9.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	9.7	12.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.8	9.0
Significant Observable Inputs (Level 2) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	37.9	34.4
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[1]	0.0	0.0
Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[2]	(6,011.3)	(2,239.1)
Total financial instruments measured at fair value		(5,980.2)	(2,149.8)
Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	(21.1)	18.3
Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	3.8	0.7
Fair value measurements recurring [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.0	14.9
Fair value measurements recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[2]	(4,459.0)	(772.0)
Total financial instruments measured at fair value		(4,461.1)	(737.5)
Fair value measurements recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	(12.4)	13.5
Fair value measurements recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	(0.2)	0.0
Fair value measurements recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.0	0.0
Fair value measurements recurring [Member] | Significant Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[2]	(1,552.3)	(1,467.1)
Total financial instruments measured at fair value		(1,519.1)	(1,412.3)
Fair value measurements recurring [Member] | Significant Observable Inputs (Level 2) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	(8.7)	4.8
Fair value measurements recurring [Member] | Significant Observable Inputs (Level 2) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	4.0	0.7
Fair value measurements recurring [Member] | Significant Observable Inputs (Level 2) [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.0	14.9
Fair value measurements recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[2]	0.0	0.0
Total financial instruments measured at fair value		0.0	0.0
Fair value measurements recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.0	0.0
Fair value measurements recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.0	0.0
Fair value measurements recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	$ 0.0	$ 0.0

[1]	Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs that are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2015, our municipal obligations are scheduled to mature as follows: $0.9 in 2016, $1.3 in 2017, $1.1 in 2018, $3.0 in 2019, and the remaining $31.6 in 2020 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.
[2]	Long-term debt is comprised of $750.0 in public Senior Notes and the $3.7 billion Senior Notes issued in 2015 classified as Level 1 and the Term Loan classified as Level 2 in 2015. Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2 in 2014. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes and Term Loan are based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve for private Senior Notes or an estimated yield curve obtained from independent pricing sources for similar types of term loan borrowing arrangements. For additional information, see Note 6: Debt and Financing Arrangements.
[3]	Level 1 commodity contract and foreign currency exchange derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity contract and foreign currency exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets. The Level 2 interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note 8: Derivative Financial Instruments.